LEASES - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Analyzed into:
Current portion	$ 3,325	$ 3,175
Non-current portion	44,042	44,169
Lease liabilities
Leases [Roll Forward]
Beginning balance, carrying amount	47,344
Additions	3,266
Accretion of interest recognized during the period	739
Payments	(2,657)
Exchange realignment	(1,325)
Ending balance, carrying amount	47,367
Analyzed into:
Current portion	3,325
Non-current portion	44,042
Total	$ 47,367	$ 47,344